Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (83,833,161)	$ (122,227,195)	$ (21,548,700)
Adjustments to reconcile net loss from operations to net cash used in operating activities:
Depreciation and amortization	6,113,904	5,458,596	2,163,197
Provision for credit losses	5,358,510	539,284	4,733,183
Share based compensation	5,834,999	6,058,117	5,983,907
Loss from disposal of property and equipment	978	188	104,091
Deferred tax benefit	(122,343)	(66,695)	(435,741)
Gain from fair value change in equity investments		(2,402,943)
Fair value loss on financial instruments		71,006,115
Gain from long term investment		(70,947)
Settlement loss on disposition of assets	318,129
Impairment charges	64,485,916	31,958,931
Loss on debt extinguishment	473,653
Change in fair value of convertible notes	(1,048,271)	21,166	2,448,936
Accrued interest of convertible notes	646,206	297,954	195,139
Loss from disposition of a subsidiary			1,009
Amortization of right-of-use assets-operating lease	332,131	172,435	45,381
Changes in assets and liabilities:
Notes receivable	27,794	(15,535)	(13,375)
Accounts receivable	231,204	(6,409,095)	2,980,772
Prepayments, deposits and other assets	367,168	(1,513,880)	581,031
Accounts payable	(1,587,053)	6,076,903	(6,150,415)
Accounts payable-related party			(695,373)
Accrued expenses and other current liabilities	2,305,539	(783,861)	999,500
Taxes payable	69,816	58,266	(578,597)
Deferred revenue	(646,242)	830,574	(406,833)
Operating lease liabilities	(321,317)	(141,183)	(63,837)
NET CASH USED IN OPERATING ACTIVITIES	(992,440)	(11,152,805)	(9,656,725)
CASH FLOWS FROM INVESTING ACTIVITIES:
(Loans to) repayment from third parties	(309,161)	(1,320,203)	4,039,454
Purchases of property and equipment	(723,977)	(679,146)	(2,625,731)
Purchases of intangible assets	(903,804)	(1,240,041)	(1,247,824)
Proceeds from disposal of property and equipment		59	45,670
Payment for long-term investment			(445,831)
Payments to related parties		(600,000)	(580,958)
Proceeds from related parties	378,713	1,350,425
Net cash arising from business combination	47,366	58,048
NET CASH USED IN INVESTING ACTIVITIES	(1,510,863)	(2,430,858)	(815,220)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short term bank loans	4,210,848	3,954,300	3,715,262
Repayments of short term bank loans	(4,169,157)	(2,542,050)	(5,201,367)
Proceeds from private placement and market offering	601,639	8,537,719	7,027,254
Split shares	(3,435)	(3,527)
Proceeds from (payment for) issuance of convertible notes	1,482,159	(1,250,000)	7,979,983
Proceeds from (payments to) related parties	28,591	40,484	(90,910)
Loan from (repayment to) third party	26,465	552,108	(445,831)
NET CASH PROVIDE BY FINANCING ACTIVITIES	2,177,110	9,289,034	12,984,391
EFFECT OF EXCHANGE RATE CHANGES	(124,747)	(370,193)	(188,372)
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENT AND RESTRICTED CASH	(450,940)	(4,664,822)	2,324,074
CASH, CASH EQUIVALENT AND RESTRICTED CASH - beginning of year	4,715,500	9,380,322	7,056,248
CASH, CASH EQUIVALENT AND RESTRICTED CASH - end of year	4,264,560	4,715,500	9,380,322
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	286,608	144,080	203,380
Income taxes	172	14,138	718
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Right of use assets obtained in exchange of lease liabilities	320,127	324,304	262,255
Conversion of convertible notes		3,128,453	3,795,924
Issuance shares for third party receivable			59,714
Issuance shares as prepayment for potential acquisition		15,906,186
Issuance shares for acquisitions		36,718,737
Non-controlling interests recognized from step acquisitions		23,946,670
Due to related party transferred to non-controlling interests	38,892	115,050
Prepayments, deposits and other assets transferred from loan receivable		59,651,975
Prepayments, deposits and other assets as consideration for acquisition	13,854,016
RECONCILIATION TO AMOUNTS ON CONSOLIDATED BALANCE SHEETS:
Cash	4,193,839	2,991,563	9,380,322
Restricted cash	70,721	1,723,937
Total cash and restricted cash	$ 4,264,560	$ 4,715,500	$ 9,380,322